Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
16.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, restricted cash, trade accounts receivable, accrued charter revenue, investments in equity securities, investments in debt securities, equity investments, an investment in related party, derivative assets and amounts due from related party/(ies). The principal financial liabilities of the Company consist of trade accounts payable, accrued liabilities, amounts due to related party/(ies), derivative liabilities, long-term debt and financial liabilities.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, restricted cash, accounts receivable trade, net, amounts due from/to related party/(ies), accrued charter revenue and accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents and restricted cash, current are considered Level 1 items as they represent liquid assets with short term maturities. Amounts due from and to related parties, accounts receivable trade, net, and accounts payable are considered Level 2 items of the fair value hierarchy.

Investment in equity securities: The carrying value reported in the accompanying consolidated balance sheets for this financial instrument represents its fair value and is considered Level 1 item of the fair value hierarchy as it is determined through quoted prices in an active market.

Investment in debt securities: The carrying amounts of investments in debt securities presented in the accompanying consolidated balance sheets are reported at amortized cost for securities classified as held-to-maturity and at fair value for securities classified as trading. The fair value of the investment in debt securities (Note 14), is determined through Level 1 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as it is determined through quoted prices in an active market.

The fair value of the Company’s investment in debt securities at December 31, 2025 is as follows:

	Carrying amount	Fair value
Held to maturity debt securities	$750,000	$760,658
Trading debt securities	554,924	554,924
Total	$1,304,924	$1,315,582

Equity investments: The Company, though its majority owned subsidiary MPC Capital, holds minority interests in entities that invest in vessels and renewable energy assets. If a quoted market price in active market is not available, generally, net asset value (“NAV”) is applied if applicable as permitted under ASC 820. The NAV is determined based on third-party valuations of the underlying assets. These valuations typically employ income-based and market-based approaches, depending on the asset type. These investments are generally illiquid and the Company has no redemption rights. A sale of the investments is considered unlikely. While there is no active market for the Company’s ownership interests and NAV may not be immediately realizable through sale of the shares, it is expected that the proceeds from the eventual sale of the underlying assets held by the investee entities will approximate the NAV attributed to the Company’s ownership interest. The fair value of the investment as of December 31, 2025, is considered to be equal to its carrying amount. As of December 31, 2024 and 2025, $0 and $828,558 impairment losses were recognized, respectively, included in ‘Gain / (loss) on equity securities’ in the consolidated statements of comprehensive income. The recorded impairment loss in the amount of $828,558 is attributable to the unwinding of investment structures.

Long-term debt (including related party long term debt) and financial liabilities: The credit facilities discussed in Note 4 and Note 12 include both variable and fixed-rate loans. Variable-rate loans have a recorded value that is a reasonable estimate of their fair value due to their interest rates and are thus considered Level 2 items in accordance with the fair value hierarchy as EURIBOR and SOFR rates are observable at commonly quoted intervals for the full terms of the loans. The carrying value of financial liabilities with variable interest rates (obtained through Level 2 inputs of the fair value hierarchy) approximates the fair market value as the financial liabilities bear interest at floating interest rate.
Two of the term loans carry a fixed interest rate until 2032 and a variable interest rate based on EURIBOR thereafter. These were subject to fair value measurement as part of the acquisition price allocation (see Note 8) and only minor changes in the market interest rates during the reporting period occurred. Their carrying amount is a reasonable estimate of the fair value.

Investment in related party: Investments in related party is initially measured at fair value which is deemed to be the cost and subsequently assessed for the existence of any observable market for the Series A Preferred Shares and any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment no such case was identified as at December 31, 2024 and 2025.

Derivative contracts – recurring measurements
The company enters into forward and options agreement to hedge against foreign currency risks. Furthermore, the Company entered into interest rate swaps to mitigate the interest rate risk arising from variable interest rates on long-term debt. As of December 31, 2024 and 2025, derivatives can be analyzed as follows:
	Year ended December 31, 2024
	Derivatives assets (current)		Derivatives liabilities (current)
	Fair Value	Nominal Value	Fair Value	Nominal Value
Hedge accounting	$0	$0	$245,602	$5,213,093
Economic hedging	1,107,832	23,106,020	1,143,940	26,978,664
Total	$1,107,832	$23,106,020	$1,389,542	$32,191,757

		Year ended December 31, 2025
		Derivatives assets		Derivatives liabilities
	Location	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting
Foreign exchange forwards & options	Current	$235,260	$8,214,496	$–	$–
Economic hedging
Foreign exchange forwards & options	Current	310,370	16,815,826	185,327	5,264,389
Interest rate swaps	Non-current assets	710,802	12,147,018	—	—
Total		$1,256,432	$37,177,340	$185,327	$5,264,389

All of the derivative assets and liabilities are measured at fair value classified in Level 2 within the fair value hierarchy. Economic hedging refers to the use of derivatives to mitigate risk without applying hedge accounting. The amount reported in accumulated other comprehensive income at the reporting date will be reclassified into earnings within the next 12 months. During the year ended December 31, 2025, the following realized and unrealized gains and losses were recognized:

Realized and unrealized gains and losses	Year ended December 31, 2024(1)	Year ended December 31, 2025
Realized gains and losses	$—	$(87,490)
Foreign exchange forwards & options	—	(87,490)
Unrealized gains and losses	(20,342)	1,028,397
Foreign exchange forwards & options	(20,342)	345,937
Interest rate swaps	—	682,460
Total gain/(loss)	$(20,342)	$940,907

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.

Realized and unrealized gains and losses on foreign exchange forwards & options are included in Foreign exchange gains/(losses) in the consolidated statement of comprehensive income. The unrealized gain on interest rate swaps is included in Other, net in the consolidated statement of comprehensive income.

Assets measured at fair value on a non-recurring basis:

As of December 31, 2024, the estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis was based on the memorandum of agreement price and was categorized based upon the fair value hierarchy. This consisted of the M/V Ariana A, having a carrying value of $19,799,521 (including unamortized deferred charges), which was recorded at a fair value less cost to sell of $ 16,170,000, resulting in loss of $ 3,629,521 (Note 7).

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Vessels	$16,500,000	-	$16,500,000	-
Total	$16,500,000	-	$16,500,000	-

As of December 31, 2025,  none of the Company’s vessels were measured at fair value on a non-recurring basis.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.